Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 48,000	$ 51,974	$ 48,996
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	34,608	27,145	18,490
Gain on disposal of buildings and equipment	(424)	(106)	(1,343)
Share-based compensation	2,500	2,255	1,503
Provision for bad debts	3,010	4,499	2,934
Excess tax benefit on share-based compensation	(1,175)	(1,441)	(4,297)
Deferred tax provision	10,534	7,512	8,280
Changes in (net of acquisitions):
Accounts receivable	13,984	(44,520)	(28,891)
Prepaid expenses and other assets	(17,603)	(5,180)	(6,205)
Accounts payable	(15,658)	10,877	(380)
Accrued expenses and other liabilities	(4,414)	(12,385)	(2,964)
Net cash provided by operating activities	73,362	40,630	36,123
Cash flows from investing activities:
Acquisition of business, net of cash acquired	(32,765)	(230,818)	(100,648)
Capital expenditures	(54,859)	(44,977)	(31,546)
Proceeds from sale of buildings and equipment	6,080	6,951	5,121
Net cash used in investing activities	(81,544)	(268,844)	(127,073)
Cash flows from financing activities:
Borrowings under revolving credit facilities	183,852	383,074	130,441
Payments under revolving credit facilities	(275,703)	(170,089)	(108,426)
Long-term debt borrowings	110,000	33,750	22,000
Long-term debt payments	(8,750)	(9,375)	(12,875)
Debt issuance cost	(2,798)	(2,524)	(1,541)
Payments of contingent earnouts	(3,317)	(4,804)	(2,407)
Proceeds from Issuance of Common Stock, net of issuance costs	2,857	2,740	53,059
Excess tax benefit on share-based compensation	1,175	1,441	4,297
Reduction of capital lease obligation	(1,815)	(92)	(68)
Net cash provided by financing activities	5,501	234,121	84,480
Net increase (decrease) in cash and cash equivalents	(2,681)	5,907	(6,470)
Cash and cash equivalents:
Beginning of period	11,345	5,438	11,908
End of period	8,664	11,345	5,438
Supplemental cash flow information:
Cash paid for interest	16,725	11,351	6,505
Cash paid for income taxes (net of refunds)	21,453	21,673	19,081
Noncash contingent earnout	4,114	0	4,288
Non-cash capital leases and other obligations to acquire assets	$ 12,441	$ 0	$ 0